Capital management	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Capital management	Capital management
Shell manages its businesses to deliver strong cash flows to sustain its strategy and for profitable growth. Management's current priorities for applying Shell's cash are:

Capital discipline	Resilient balance sheet
Cash capex within $23-27 billion (2021: $19-22 billion) ▪Includes inorganic capex	Targeting AA credit metrics through the cycle ▪Continued focus on Net debt reduction in upcycle ▪Divest for value ▪Invest for value
Significant shareholder distributions

Around 4% annual growth in dividend per share, subject to Board approval (2021: 4%)	Sustainable progressive dividend

Total shareholder distributions ≥ 20-30% [A] of cash flow from operating activities (2021: 20-30%)

Total shareholder distributions (dividends + share buybacks) based on cash generation, macro-outlook and balance sheet trajectory. [A]Subject to Board approval and prevailing market conditions.